CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.	1,237,607	$65,877,821

Entertainment - 1.7%
Activision Blizzard Inc.	617,779	48,810,719
Walt Disney Co.	557,346	79,683,758	*

Total Entertainment		128,494,477

Interactive Media & Services - 6.0%
Alphabet Inc., Class A Shares	58,483	158,259,092	*
Alphabet Inc., Class C Shares	60,449	164,056,772	*
Meta Platforms Inc., Class A Shares	443,327	138,876,616	*

Total Interactive Media & Services		461,192,480

Media - 1.8%
Comcast Corp., Class A Shares	2,830,761	141,509,742

Wireless Telecommunication Services - 0.6%
T-Mobile US Inc.	453,849	49,092,846	*

TOTAL COMMUNICATION SERVICES		846,167,366

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.6%
General Motors Co.	952,859	50,244,255	*

Household Durables - 0.8%
Toll Brothers Inc.	987,936	58,258,586

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc.	78,402	234,537,231	*

Specialty Retail - 4.5%
Home Depot Inc.	604,464	221,826,199
TJX Cos. Inc.	1,716,025	123,502,319

Total Specialty Retail		345,328,518

TOTAL CONSUMER DISCRETIONARY		688,368,590

CONSUMER STAPLES - 6.1%
Beverages - 2.1%
Coca-Cola Co.	1,222,111	74,560,992
PepsiCo Inc.	502,880	87,259,738

Total Beverages		161,820,730

Food & Staples Retailing - 1.8%
Walmart Inc.	988,791	138,242,870

Food Products - 0.8%
Mondelez International Inc., Class A Shares	985,753	66,075,023

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Products - 1.4%
Procter & Gamble Co.	657,617	$105,514,648

TOTAL CONSUMER STAPLES		471,653,271

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	867,904	113,981,832
Exxon Mobil Corp.	1,069,031	81,203,595
Kinder Morgan Inc.	1,992,438	34,588,724
Pioneer Natural Resources Co.	477,622	104,546,679

TOTAL ENERGY		334,320,830

FINANCIALS - 13.4%
Banks - 6.2%
Bank of America Corp.	3,151,652	145,417,223
JPMorgan Chase & Co.	1,647,145	244,765,747
SVB Financial Group	39,903	23,299,362	*
Truist Financial Corp.	309,900	19,467,918
US Bancorp	808,599	47,052,376

Total Banks		480,002,626

Capital Markets - 1.2%
CME Group Inc.	240,305	55,149,997
Intercontinental Exchange Inc.	322,839	40,890,788

Total Capital Markets		96,040,785

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class A Shares	504	236,781,720	*

Insurance - 2.9%
Hartford Financial Services Group Inc.	388,695	27,935,510
Progressive Corp.	328,630	35,708,936
Travelers Cos. Inc.	964,406	160,264,989

Total Insurance		223,909,435

TOTAL FINANCIALS		1,036,734,566

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.	152,300	38,705,522
Medtronic PLC	373,227	38,625,262

Total Health Care Equipment & Supplies		77,330,784

Health Care Providers & Services - 2.5%
UnitedHealth Group Inc.	414,463	195,862,780

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific Inc.	305,342	177,495,305

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2022 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.8%
Eli Lilly & Co.	232,520	$57,058,083
Johnson & Johnson	933,788	160,882,335
Merck & Co. Inc.	1,521,242	123,950,798
Pfizer Inc.	1,948,863	102,685,591

Total Pharmaceuticals		444,576,807

TOTAL HEALTH CARE		895,265,676

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	38,320	14,174,568
Raytheon Technologies Corp.	1,490,294	134,409,616

Total Aerospace & Defense		148,584,184

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	564,497	114,146,938

Commercial Services & Supplies - 1.4%
Waste Management Inc.	684,934	103,041,471

Electrical Equipment - 0.4%
Eaton Corp. PLC	189,371	30,002,048

Industrial Conglomerates - 2.0%
Honeywell International Inc.	757,417	154,876,628

Machinery - 0.3%
Otis Worldwide Corp.	279,078	23,841,634

Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	541,252	38,645,393
Union Pacific Corp.	101,881	24,914,998

Total Road & Rail		63,560,391

TOTAL INDUSTRIALS		638,053,294

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.4%
Arista Networks Inc.	405,162	50,365,688	*
Cisco Systems Inc.	1,084,365	60,366,600

Total Communications Equipment		110,732,288

Electronic Equipment, Instruments & Components - 0.3%
Teledyne Technologies Inc.	60,533	25,510,422	*

IT Services - 4.8%
Automatic Data Processing Inc.	555,572	114,542,279
Fidelity National Information Services Inc.	531,766	63,769,379
Visa Inc., Class A Shares	854,717	193,311,344

Total IT Services		371,623,002

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV, Registered Shares	112,199	$75,981,163
Enphase Energy Inc.	209,741	29,462,318	*
Texas Instruments Inc.	236,360	42,424,257

Total Semiconductors & Semiconductor Equipment		147,867,738

Software - 11.3%
Adobe Inc.	207,699	110,973,576	*
Microsoft Corp.	2,080,691	647,053,287
Oracle Corp.	773,698	62,793,329
salesforce.com Inc.	214,249	49,840,745	*

Total Software		870,660,937

Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	2,757,930	482,031,005

TOTAL INFORMATION TECHNOLOGY		2,008,425,392

MATERIALS - 7.0%
Chemicals - 4.6%
Air Products & Chemicals Inc.	387,874	109,427,013
Ecolab Inc.	289,779	54,898,631
PPG Industries Inc.	807,971	126,205,070
Sherwin-Williams Co.	213,427	61,148,970

Total Chemicals		351,679,684

Construction Materials - 0.6%
Vulcan Materials Co.	240,964	45,857,859

Containers & Packaging - 0.9%
Ball Corp.	716,342	69,556,808

Metals & Mining - 0.9%
ArcelorMittal SA, Registered Shares	2,339,822	69,399,121

TOTAL MATERIALS		536,493,472

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	382,767	96,265,900

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	263,788	20,607,118

Multi-Utilities - 0.3%
Sempra Energy	189,740	26,214,479

TOTAL UTILITIES		46,821,597

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,386,569,269)		7,598,569,954

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2022 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	17,706,102	$17,706,102
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	4,426,526	4,426,526	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,132,628)			22,132,628

TOTAL INVESTMENTS - 98.8% (Cost - $2,408,701,897)			7,620,702,582
Other Assets in Excess of Liabilities - 1.2%			91,389,467

TOTAL NET ASSETS - 100.0%			$7,712,092,049

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $4,426,526 and the cost was $4,426,526 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$7,598,569,954	—	—	$7,598,569,954
Short-Term Investments†	22,132,628	—	—	22,132,628

Total Investments	$7,620,702,582	—	—	$7,620,702,582

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$22,369,074	$31,507,959	31,507,959	$49,450,507	49,450,507	—	$256	—	$4,426,526

8